Allowance for Probable Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income recognized:
Period of charge off for past due unsecured commercial loans	90 days
Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	$ 11,982	$ 87,369
Total impaired loans with no related allowance	71,023	48,936
Unpaid principal balance:
Total impaired loans with an allowance recorded	15,273	87,419
Total impaired loans with no related allowance recorded	73,728	49,551
Related Allowance	4,746	27,252
Average recorded investment:
Total impaired loans with an allowance recorded	35,076	79,852
Total impaired loans with no related allowance recorded	65,536	40,966
Interest income recognized:
Total impaired loans with an allowance recorded	131	858
Total impaired loans with no related allowance recorded	323	372
Commercial | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	1,633	24,108
Total impaired loans with no related allowance	31,135	3,495
Unpaid principal balance:
Total impaired loans with an allowance recorded	1,679	24,108
Total impaired loans with no related allowance recorded	31,170	3,500
Related Allowance	1,477	14,402
Average recorded investment:
Total impaired loans with an allowance recorded	21,126	23,101
Total impaired loans with no related allowance recorded	2,996	685
Interest income recognized:
Total impaired loans with an allowance recorded	39	41
Total impaired loans with no related allowance recorded	4
Commercial real estate: other construction and land development | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	3,671	34,417
Total impaired loans with no related allowance	24,989	26,011
Unpaid principal balance:
Total impaired loans with an allowance recorded	3,671	34,432
Total impaired loans with no related allowance recorded	25,160	26,042
Related Allowance	539	3,073
Average recorded investment:
Total impaired loans with an allowance recorded	6,608	32,408
Total impaired loans with no related allowance recorded	39,449	25,696
Interest income recognized:
Total impaired loans with no related allowance recorded	141	117
Commercial real estate: farmland and commercial | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	6,678	28,636
Total impaired loans with no related allowance	7,267	13,595
Unpaid principal balance:
Total impaired loans with an allowance recorded	9,923	28,671
Total impaired loans with no related allowance recorded	9,340	14,129
Related Allowance	2,730	9,754
Average recorded investment:
Total impaired loans with an allowance recorded	7,342	23,226
Total impaired loans with no related allowance recorded	16,536	9,268
Interest income recognized:
Total impaired loans with an allowance recorded	92	817
Total impaired loans with no related allowance recorded	8	102
Commercial real estate: multifamily | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	353	411
Unpaid principal balance:
Total impaired loans with no related allowance recorded	353	411
Average recorded investment:
Total impaired loans with no related allowance recorded	381	439
Residential: first lien | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance		208
Total impaired loans with no related allowance	3,656	2,082
Unpaid principal balance:
Total impaired loans with an allowance recorded		208
Total impaired loans with no related allowance recorded	3,984	2,116
Related Allowance		23
Average recorded investment:
Total impaired loans with an allowance recorded		1,117
Total impaired loans with no related allowance recorded	2,876	1,636
Interest income recognized:
Total impaired loans with no related allowance recorded	60	27
Residential: junior lien | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	1,850	1,962
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,944	1,970
Average recorded investment:
Total impaired loans with no related allowance recorded	1,939	1,956
Interest income recognized:
Total impaired loans with no related allowance recorded	104	122
Consumer | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	1,326	1,334
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,330	1,337
Average recorded investment:
Total impaired loans with no related allowance recorded	1,193	1,239
Foreign | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	447	46
Unpaid principal balance:
Total impaired loans with no related allowance recorded	447	46
Average recorded investment:
Total impaired loans with no related allowance recorded	166	47
Interest income recognized:
Total impaired loans with no related allowance recorded	$ 6	$ 4